CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flow arising from changes in:
Loss on non-hedge derivatives	$ 1	$ 0	$ 1	$ 0
Loss (gain) on warrant investments at FVPL	(1)	1	(1)	3
Litigation settlement accruals	0	0	91	0
Tax interest and penalties	0	61	0	61
Share-based compensation expense	27	5	69	18
Change in estimate of rehabilitation costs at closed mines	(17)	(15)	(7)	(27)
Inventory impairment charges	0	8	1	22
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(8)	(9)	(15)	(16)
Change in other assets and liabilities	(66)	(34)	(108)	(43)
Settlement of share-based compensation	0	(7)	(53)	(46)
Settlement of rehabilitation obligations	(39)	(39)	(90)	(71)
Other operating activities	(103)	(29)	(112)	(99)
Cash flow arising from changes in:
Accounts receivable	(216)	42	(204)	81
Inventory	2	40	(65)	12
Value added taxes receivable	(36)	(52)	(96)	(151)
Other current assets	(15)	(12)	(17)	(13)
Accounts payable	64	91	40	(50)
Other current liabilities	72	3	108	(8)
Change in working capital	(129)	112	(234)	(129)
Income taxes payable settled against VAT receivables	58	12	75	29
Other duties and liabilities settled against VAT receivables	$ 4	$ 8	$ 48	$ 8